                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933
                                   -----------

                          CGM CAPITAL DEVELOPMENT FUND
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
    -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
    -----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                   -----------------

Date of fiscal year end: December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
CAPITAL
DEVELOPMENT
FUND

168th Quarterly Report
June 30, 2003

A No-Load Fund




[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Capital Development Fund increased 14.4% during the second quarter of 2003 compared to the unmanaged Standard and Poor's 500 Index which increased 15.4% over the same period. For the first six months of the year, CGM Capital Development Fund returned 14.8% while the unmanaged S&P 500 Index increased 11.8%.

The long awaited recovery remained elusive during the second quarter of 2003. Many economic indicators barely budged over the three-month period, and business activity remained sluggish. Major manufacturers are currently operating at only 72% capacity and many of them have been discouraged from new capital spending. Without a stronger economy, unemployment levels show no signs of abating. The favorable resolution of the Iraqi war failed to bolster consumer confidence to any great degree though the consumer does keep chugging along, lured by incentives to spend money on houses and automobiles and thereby keeping the economy growing, though only at a meager 1%-2% annual rate.

The remedy may, however, be on the way. We anticipate a strengthening economy during the second half of the year as significant monetary and fiscal policies are implemented which should help to stimulate spending. First, on June 25, the Federal Reserve Board again shaved 25 basis points from the Federal Funds rate to achieve a new 45-year low. The ten-year Treasury bond is currently yielding only 3.63% and the three-month Treasury bill, a mere 87 basis points. Secondly, on the fiscal front, a front-end-loaded tax cut replete with lower dividend taxes is being implemented and, we believe, will put more money in the consumer's pocket. Finally, the federal government continues to spend at a good clip which, when combined with a weakening dollar that ought to boost foreign exports, should nudge the economy out of neutral and into a forward gear.

Ahead of the curve, investors anticipated the significance of these factors and bid the S&P 500 Index up 15% during the second quarter. Frequently, the stock market becomes an accurate leading indicator in and of itself. In this instance, we believe the market is signaling better times for the economy. That said, the fact remains that the stock market is still expensive, with the S&P 500 Index selling at 18-19 times next year's earnings. We do believe there are opportunities in a few sectors and in individual companies where growth prospects look good to us relative to market prices, and we are concentrating on just such situations.

CGM Capital Development Fund held large positions in the housing and building materials, health-care services, and energy industries on June 30, 2003. The Fund's three largest holdings at quarter-end were the Ryland Group, Inc., the Lennar Corporation and D.R. Horton, Inc.

                                             /s/ Robert L. Kemp

                                                 Robert L. Kemp
                                                 President

July 1, 2003

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2003

                                         CGM CAPITAL
                                         DEVELOPMENT     THE FUND'S AVERAGE
                                            FUND         ANNUAL TOTAL RETURN
                                        -------------  -----------------------
10 Years .............................      +58.7%              +4.7%
 5 Years .............................      -26.9               -6.1
 1 Year ..............................      -11.1              -11.1
 3 Months ............................      +14.4                --

The percentage figures for the Fund are based upon the beginning net asset values of $30.04, $28.86, $19.66 and $15.27, respectively, and the June 30, 2003 net asset value of $17.47 per share assuming the reinvestment of income dividends and capital gains during such respective periods. These percentage figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees. The trustees and officers of the Fund, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Fund noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                            POSITION HELD AND                       PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                     LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                OVERSEEN
------------------                        ---------------------               ---------------------------             -------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                     Trustee since 1993                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 62                                                                  (Managing Partner of CGM)

Robert L. Kemp*                         Trustee since 1990                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 71                                                                  (Managing Partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                          Trustee since 1993                Counsel (formerly, Partner), Harter,              4
  age 62                                                                  Secrest & Emery LLP (law firm); Trustee,
                                                                          TT International U.S.A. Master and Feeder
                                                                          Trusts (four mutual funds)

Robert B. Kittredge                     Trustee since 1990                Retired; formerly Trustee, New England            4
  age 82                                                                  Zenith Fund

Laurens MacLure                         Trustee since 1990                Retired; formerly President and Chief             4
  age 78                                                                  Executive Officer, New England Deaconess
                                                                          Hospital; formerly Trustee, New England
                                                                          Zenith Fund; formerly Director,
                                                                          Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.             Trustee since 1993                Managing Partner and Director, Stratton           4
  age 54                                                                  Management Company (Investment
                                                                          Management); Director and Vice President,
                                                                          Semper Trust Co.

J. Baur Whittlesey                      Trustee since 1990                Member, Ledgewood Law Firm, P.C.                  4
  age 56

OFFICERS
G. Kenneth Heebner*                     Vice President since 1990         Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 62                                                                  (Managing Partner of CGM)

Robert L. Kemp*                         President since 1990              Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 71                                                                  (Managing Partner of CGM)

Kathleen S. Haughton*                   Vice President since 1992 and     Employee - Investor Services Division, CGM        4
  age 43                                Anti-Money Laundering Compliance
  address:                              Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                         Vice President and Secretary      Employee - Office Administrator, CGM              4
  age 58                                since 1990

Martha I. Maguire*                      Vice President since 1994         Employee - Funds Marketing, CGM                   4
  age 47

Mary L. Stone*                          Assistant Vice President since    Employee - Portfolio Transactions, CGM            4
  age 58                                1990

Frank N. Strauss*                       Treasurer since 1992              Employee - Chief Financial Officer, CGM           4
  age 42                                                                  Funds
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                        Vice President since 1992         Employee - Director of Marketing, CGM             4
  age 66

                                                 CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                   25-YEAR INVESTMENT RECORD
                                      DECEMBER 31, 1977 -- JUNE 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1977
------------------------------------------------------------------------------------------------------------------------------
                  -- AND HAD TAKEN ALL DIVIDENDS                   OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                     AND DISTRIBUTIONS IN CASH                        GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ----------------------------------------------------------------------------------------------------------------
                                 During the Year
                              You Would Have Received                                            Which Would Represent
                            ----------------------------                                  ------------------------------------
                                                                    The Value of                             A Cumulative
                 The Net                                            Your Original                                Change
               Asset Value    Per Share      Per Share               Investment               An                Expressed
     On          of Your    Capital Gains     Income                   At Each               Annual          As An Index With
  December    Shares Would  Distributions    Dividends                Year End            Total Return         December 31,
     31         Have Been        of             of                 Would Have Been             of              1977 = 100.0
------------------------------------------------------------------------------------------------------------------------------
    1977         $10.74                                                                                            100.0
    1978          13.05         --             $0.27                   $ 13.41               +   24.9%             124.9
    1979          16.20         --              0.35                     17.08               +   27.4              159.1
    1980          20.50       $ 1.65*           0.36                     24.41               +   42.9              227.4
    1981          17.34         3.38            0.36                     25.51               +    4.5              237.6
    1982          24.88         2.88            0.41                     45.64               +   78.9              425.1
    1983          25.21         2.50            0.47                     52.76               +   15.6              491.4
    1984          17.28         6.15            0.11                     48.43               -    8.2              451.1
    1985          25.02         --              0.18                     70.80               +   46.2              659.5
    1986          23.12         7.46            0.16                     90.91               +   28.4              846.8
    1987          16.56        10.09            0.14                    105.36               +   15.9              981.4
    1988          15.87         0.02            0.62                    105.04               -    0.3              978.5
    1989          18.37         --              0.34                    123.84               +   17.9             1153.7
    1990          18.53         --              0.10                    125.57               +    1.4             1169.9
    1991          25.80        11.07*           0.06                    250.01               +   99.1             2329.3
    1992          27.43         2.68*           0.20                    293.76               +   17.5             2736.9
    1993          27.71         7.51            0.07                    378.07               +   28.7             3522.4
    1994          20.58         0.71            0.07                    291.49               -   22.9             2715.8
    1995          27.33         1.68            0.02                    411.29               +   41.1             3832.0
    1996          29.08         5.87            0.07                    526.86               +   28.1             4908.8
    1997          26.96         9.08            --                      652.78               +   23.9             6082.0
    1998          24.95         4.19            0.11                    708.27               +    8.5             6599.0
    1999          26.20         0.56            0.11                    762.81               +    7.7             7107.1
    2000          25.12         --              0.10                    733.82               -    3.8             6837.0
    2001          19.21         --              --                      561.37               -   23.5             5230.3
    2002          15.22         --              --                      444.61               -   20.8             4142.4
 2003 (6/30)      17.47         --              --                      510.41               +   14.8             4755.5
                              ------           -----                                           ------
   Totals                     $77.48           $4.68                                         + 4655.5

------------------------------------------------------------------------------------------------------------------------------
    * Includes $0.09, $0.02 and $0.02 per share distributed from paid-in capital.
------------------------------------------------------------------------------------------------------------------------------
The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

INVESTMENTS as of June 30, 2003
(unaudited)

COMMON STOCKS -- 99.8% OF TOTAL NET ASSETS
                                                       Shares         Value(a)
                                                       ------         --------
AIRLINES -- 2.2%
AMR Corporation (b) ..............................     575,000     $  6,325,000
                                                                   ------------

AUTO AND RELATED -- 4.5%
Group 1 Automotive, Inc. (b) .....................     400,000       12,964,000
                                                                   ------------
BEVERAGE AND TOBACCO -- 5.2%
Altria Group, Inc. ...............................     330,000       14,995,200
                                                                   ------------
DRUGS -- 9.5%
Barr Laboratories, Inc. (b) ......................      97,000        6,353,500
Medicis Pharmaceutical Corporation ...............     150,000        8,505,000
Teva Pharmaceutical Industries Limited (c) .......     215,000       12,239,950
                                                                   ------------
                                                                     27,098,450
                                                                   ------------
ENERGY -- 10.2%
Chesapeake Energy Corporation ....................   1,460,000       14,746,000
XTO Energy, Inc. .................................     720,000       14,479,200
                                                                   ------------
                                                                     29,225,200
                                                                   ------------
FINANCIAL SERVICES -- 3.6%
Countrywide Financial Corporation ................     147,300       10,247,661
                                                                   ------------
HEALTH-CARE SERVICES -- 14.5%
AdvancePCS (b) ...................................     390,000       14,909,700
Amerisourcebergen Corporation ....................     185,000       12,829,750
Pacificare Health Systems (b) ....................     280,000       13,812,400
                                                                   ------------
                                                                     41,551,850
                                                                   ------------
HEAVY CAPITAL GOODS -- 5.1%
PACCAR, Inc. .....................................     215,000       14,525,400
                                                                   ------------
HOUSING AND BUILDING MATERIALS -- 28.4%
D.R. Horton, Inc. ................................     644,900       18,121,690
Hovnanian Enterprises, Inc. (b) ..................     120,000        7,074,000
Lennar Corporation; Class A ......................     280,000       20,020,000
Lennar Corporation; Class B ......................      28,000        1,923,600
NVR, Inc. (b) ....................................      26,000       10,686,000
Ryland Group, Inc. ...............................     337,000       23,387,800
                                                                   ------------
                                                                     81,213,090
                                                                   ------------
MACHINERY -- 2.5%
AGCO Corporation (b) .............................     420,000        7,173,600
                                                                   ------------
PERIPHERALS -- 4.7%
Western Digital Corporation (b) ..................   1,300,000       13,390,000
                                                                   ------------
RETAIL -- 5.3%
Tractor Supply Company (b) .......................     320,000       15,280,000
                                                                   ------------
TEXTILE AND APPAREL -- 4.1%
Timberland Company (b) ...........................     222,800       11,777,208
                                                                   ------------
TOTAL COMMON STOCKS (Identified Cost $230,331,822) ...........      285,766,659
                                                                   ------------

SHORT-TERM INVESTMENT-- 0.3%                         Face Amount
                                                     -----------
American Express Credit Corporation, 1.20%, 7/01/03
  (Cost $775,000)  ...............................    $775,000          775,000
                                                                   ------------

TOTAL INVESTMENTS-- 100.1% (Identified Cost $231,106,822)(d) .      286,541,659
  Cash and Receivables .......................................       14,511,036
  Liabilities ................................................      (14,824,632)
                                                                   ------------
TOTAL NET ASSETS-- 100.0% ....................................     $286,228,063
                                                                   ============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Federal Tax Information: At June 30, 2003 the net unrealized appreciation on investments based on cost of $231,106,822 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ........  $ 59,287,003
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value ........    (3,852,166)
                                                                   ------------
    Net unrealized appreciation .................................  $ 55,434,837
                                                                   ============

                See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
(unaudited)

ASSETS
  Investments at value
    (Identified cost-- $231,106,822) ....................          $286,541,659
  Cash ..................................................                 2,859
  Receivable for:
    Securities sold ....................      $14,417,580
    Shares of the Fund sold ............           12,521
    Dividends and interest .............           78,076            14,508,177
                                              -----------          ------------
                                                                    301,052,695
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased .................     14,173,502
    Shares of the Fund redeemed ..........        373,913            14,547,415
                                              -----------
    Accrued expenses:
    Management fees ......................        242,323
    Trustees' fees .......................         10,684
    Accounting and Administration fees ...          4,000
    Transfer agent fees ..................          4,953
    Other expenses .......................         15,257               277,217
                                              -----------          ------------
                                                                     14,824,632
                                                                   ------------
NET ASSETS ..............................................          $286,228,063
                                                                   ============
  Net Assets consist of:
    Capital paid-in .....................................          $385,579,365
    Undistributed net investment loss ...................              (938,270)
    Accumulated net realized loss .......................          (153,847,869)
    Unrealized appreciation on investments-- net ........            55,434,837
                                                                   ------------
NET ASSETS ..............................................          $286,228,063
                                                                   ============
  Shares of beneficial interest outstanding, no par value            16,382,601
                                                                   ============
  Net asset value per share* ............................                $17.47
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($286,228,063 / 16,382,601).

                See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $6,121) .............      $   599,821
    Interest .................................................            6,512
                                                                    -----------
                                                                        606,333
                                                                    -----------
  Expenses
    Management fees ..........................................        1,318,661
    Trustees' fees ...........................................           23,679
    Accounting and Administration ............................           24,000
    Custodian ................................................           37,892
    Transfer agent ...........................................           63,021
    Audit and tax services ...................................           15,125
    Legal ....................................................           39,306
    Printing .................................................           12,473
    Registration .............................................            9,501
    Miscellaneous ............................................              945
                                                                    -----------
                                                                      1,544,603
                                                                    -----------
Net investment loss ..........................................         (938,270)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on investments-- net .........................        4,500,765
  Unrealized appreciation-- net ..............................       33,678,274
                                                                    -----------
  Net gain on investments ....................................       38,179,039
                                                                    -----------
NET CHANGE IN ASSETS FROM OPERATIONS .........................      $37,240,769
                                                                    ===========

                See accompanying notes to financial statements.

                                      CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED           YEAR ENDED
                                                                  JUNE 30, 2003           DECEMBER 31,
                                                                   (UNAUDITED)                2002
FROM OPERATIONS
  Net investment loss ......................................      $    (938,270)         $  (2,214,544)
  Net realized gain (loss) from investments ................          4,500,765            (50,935,197)
  Unrealized appreciation (depreciation) ...................         33,678,274            (15,892,293)
                                                                  -------------          -------------
    Change in net assets from operations ...................         37,240,769            (69,042,034)
                                                                  -------------          -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................          1,057,438              4,955,793
  Cost of shares redeemed ..................................        (11,888,344)           (29,460,558)
                                                                  -------------          -------------
    Change in net assets derived from capital share
      transactions .........................................        (10,830,906)           (24,504,765)
                                                                  -------------          -------------
  Total change in net assets ...............................         26,409,863            (93,546,799)

NET ASSETS
  Beginning of period ......................................        259,818,200            353,364,999
                                                                  -------------          -------------
  End of period (including net investment loss of
    $938,270 and $0, respectively) .........................      $ 286,228,063          $ 259,818,200
                                                                  -------------          -------------
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................             67,531                272,374
    Redeemed ...............................................           (754,903)            (1,593,362)
                                                                  -------------          -------------
    Net change .............................................           (687,372)            (1,320,988)
                                                                  =============          =============

                             See accompanying notes to financial statements.

                                                   CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                SIX MONTHS
                                                                   ENDED                      YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2003   ----------------------------------------------------
                                                                (UNAUDITED)    2002       2001         2000        1999       1998
                                                                -----------    ----       ----         ----        ----       ----
For a share of the Fund outstanding throughout each period:
Net asset value at the beginning of period ..................     $15.22      $19.21      $25.12      $26.20      $24.95     $26.96
                                                                  ------      ------      ------      ------      ------     ------
Net investment income (loss) ................................      (0.06)(a)   (0.12)(a)   (0.08)(b)    0.12(a)     0.12       0.11
Dividends from net investment income ........................       --          --          --         (0.10)      (0.11)     (0.11)
Net realized and unrealized gain (loss) on investments ......       2.31       (3.87)      (5.83)      (1.10)       1.80       2.18
Distribution from net realized gain .........................       --          --          --          --         (0.56)     (4.19)
                                                                  ------      ------      ------      ------      ------     ------
Net increase (decrease) in net asset value ..................       2.25       (3.99)      (5.91)      (1.08)       1.25      (2.01)
                                                                  ------      ------      ------      ------      ------     ------
Net asset value at end of period ............................     $17.47      $15.22      $19.21      $25.12      $26.20     $24.95
                                                                  ======      ======      ======      ======      ======     ======

Total Return (%) ............................................       14.8       (20.8)      (23.5)       (3.8)        7.7        8.5

Ratios:
Operating expenses to average net assets (%) ................       1.17*       1.15        1.12        1.10        1.08       1.07
Net investment income (loss) to average net assets (%) ......      (0.71)*     (0.67)      (0.38)       0.46        0.46       0.39
Portfolio turnover (%) ......................................        318*        209         283         334         335        335
Net assets at end of period (in thousands) ($)                   286,228     259,818     353,365     523,854     632,537    703,418

(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Per share net investment loss does not reflect the year's reclassification of permanent differences between book and tax basis net investment loss. See Note 1D.
  * Computed on an annualized basis.

                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- June 30, 2003
(unaudited)

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with three other funds in a separate Trust, there are four CGM Funds. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2002, there were capital loss carryovers available to offset future realized gains of $4,310,582 expiring in year 2008, $102,772,100 expiring in year 2009 and $50,926,623 expiring in year 2010.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to net investment loss write off. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2003, purchases and sales of securities other than United States government obligations and short-term investments aggregated $418,738,329 and $430,613,791, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2003, the Fund incurred management fees of $1,318,661 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $24,000, for the period ended June 30, 2003, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended June 30, 2003 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $4,500 per trustee, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the period ended June 30, 2003 was $1,886 per trustee for the Fund.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

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TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

    Call 800-345-4048

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MAILING ADDRESSES

FOR EXISTING ACCOUNTS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511 Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY
The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
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This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CQR2 03                                                       Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the CGM Capital Development Fund on this report is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the CGM Capital Development Fund's internal control over financial reporting.


ITEM 10.  EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940: attached hereto as EX-99.CERT.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Capital Development Fund

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date:  September 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date:  September 2, 2003

By:   /S/ Frank N. Strauss
      Frank N. Strauss
      CFO & Treasurer
      Principal Financial Officer


Date:  September 2, 2003